PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30, 2025	December 31, 2024
Machinery and equipment	$648,000	$648,000
Leasehold improvements, furniture and equipment	312,000	221,000
Gross property and equipment	960,000	869,000
Less: accumulated depreciation and amortization	(774,000)	(715,000)
Property and equipment, net	$186,000	$154,000

	December 31, 2024	December 31, 2023
Machinery and equipment	$648,000	$649,000
Leasehold improvements, furniture and equipment	221,000	217,000
EV chargers	-	141,000
	869,000	1,007,000
Less: accumulated depreciation and amortization	(715,000)	(649,000)
Property and equipment, net	$154,000	$358,000

Schedule of estimated useful lives of the assets

Useful Lives
Asset	(In Years)
Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture, and fixtures	3 - 15
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter